Consolidated Statements of Financial Position - CAD ($) $ in Millions	Aug. 31, 2019		Aug. 31, 2018	Aug. 31, 2017
Current
Cash	$ 1,446		$ 384	$ 507
Accounts receivable (note 4)	287		253	286
Inventories (note 5)	86		61	59
Other current assets (note 6)	291		273	179
Current portion of contract assets (note 22)	106		103	31
Assets held for sale (note 3)	0		0	61
Total current assets	2,216		1,074	1,123
Investments and other assets (notes 7 and 30)	37		660	937
Property, plant and equipment (note 8)	4,883		4,702	4,394
Other long-term assets (note 9)	195		197	216
Deferred income tax assets (note 25)	4		4	4
Intangibles (note 10)	7,979		7,482	7,435
Goodwill (note 10)	280		280	280
Contract assets (note 22)	52		32	28
Total assets	15,646		14,431	14,417
Current
Short-term borrowings (note 11)	40		40	0
Accounts payable and accrued liabilities (note 12)	1,015	[1]	970	909
Provisions (note 13)	224		245	76
Income taxes payable	82		133	151
Current portion of contract liabilities (note 22)	223		226	214
Current portion of long-term debt (notes 14 and 30)	1,251		1	2
Liabilities held for sale (note 3)	0		0	39
Total current liabilities	2,835		1,615	1,391
Long-term debt (notes 14 and 30)	4,057		4,310	4,298
Other long-term liabilities (notes 15 and 28)	75		13	114
Provisions (note 13)	79		179	67
Deferred credits (note 16)	425		442	469
Contract liabilities (note 22)	15		18	21
Deferred income tax liabilities (note 25)	1,875		1,884	1,863
Total liabilities	9,361		8,461	8,223
Commitments and contingencies (ote 14, 27 and 28)
Shareholders' equity
Common and preferred shareholders	6,282		5,969	6,193
Non-controlling interests in subsidiaries	3		1	1
Total equity	6,285		5,970	6,194
Total equity and liabilities	$ 15,646		$ 14,431	$ 14,417

[1]	Includes accrued interest and dividends of $ 244 .